PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER ASSETS [Abstract]
Prepaid Expenses and Other Assets
	As of December 31,
	2020 $	2021 $
Current:
Deferred channel costs	441,873	517,545
Other receivables	459,478	570,176
Prepaid cost of revenue, sales and marketing expense and others	69,658	120,753
Security deposits	7,008	18,725
Tax receivable	53,962	145,401
Others	22,250	29,263
	1,054,229	1,401,863

Non-current:
Deferred channel costs	65,446	14,367
Other receivables	1,421	3,303
Prepayment of intangible asset	6,642	10,517
Prepayment for purchase of property and equipment (including renovation-in-progress)	91,788	33,539
Security deposits	33,476	48,770
Others	6,031	14,025
	204,804	124,521